Net sales (Tables)	12 Months Ended
Dec. 31, 2018
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Detailed Information About Net Sales To Customers By Geographical Areas [Text Block
(a)
The Group’s revenues are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	537,816	551,243	396,733
America	370,624	471,863	397,795
Asia	120,519	120,719	97,467
Europe	100,792	81,333	121,929

	1,129,751	1,225,158	1,013,924

Services -
Peru	23,712	14,903	28,782
America	289	14,794	-
	24,001	29,697	28,782

Royalties -
Peru	20,385	20,739	24,339

	1,174,137	1,275,594	1,067,045

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Revenues by type of good or services:
Sales by metal -
Gold	411,926	511,434	440,603
Silver	369,167	409,775	385,989
Copper	274,761	268,527	224,649
Zinc	174,048	188,023	142,425
Lead	89,059	94,955	58,690
Manganese sulfate	6,655	6,317	5,982
Indium	-	66	-
	1,325,616	1,479,097	1,258,338
Commercial deductions	(195,865)	(253,939)	(244,414)
	1,129,751	1,225,158	1,013,924
Sales by services -	24,001	29,697	28,782
Royalties income -	20,385	20,739	24,339

Total revenue from contracts with customers	1,174,137	1,275,594	1,067,045

Revenues by timing of revenue recognition:
Goods transferred at a point in time	1,129,751	1,225,158	1,013,924
Services transferred over time	24,001	29,697	28,782
Royalties at a point of time	20,385	20,739	24,339

	1,174,137	1,275,594	1,067,045

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods	1,129,751	1,225,158	1,013,924
Adjustments to prior period liquidations	857	919	4,611
Fair value of accounts receivables	(6,215)	8,786	880
Hedge operations	(1,398)	(10,921)	(3,745)
Net sale of goods	1,122,995	1,223,942	1,015,670

Contracts with customers for sale of services	24,001	29,697	28,782
Net sale of services	24,001	29,697	28,782

Contracts with customers for royalty income	20,385	20,739	24,339
Royalty income	20,385	20,739	24,339

	1,167,381	1,274,378	1,068,791